Fair Value Measurements - Summary of the Changes in the Liability for Private Placement Warrants (Detail) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Private Placements Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of July 16, 2021	$ 19,395
Change in estimated fair value	(4,167)
Balance as of December 31, 2021	15,228	$ 15,228
Earnout shares liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of July 16, 2021		188,373
Change in estimated fair value		(84,612)
Balance as of December 31, 2021	$ 103,761	$ 103,761